UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada February 10, 2012
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: 3,808,962
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
12/31/2011

AGRIUM INC.            Common 008916108  80443  1176410  SHS Sole None   1176410
BANK OF MONTREAL       Common 063671101  229    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  93334  1836199  SHS Sole None   1836199
BARRICK GOLD CORP      Common 067901108  186207 4042714  SHS Sole None   4042714
BAYTEX ENERGY CORPORAT Common 07317Q105  3703   65000    SHS Sole None   65000
CAE INC.               Common 124765108  21908  2215205  SHS Sole None   2215205
CAMECO CORP            Common 13321L108  21151  1148904  SHS Sole None   1148904
CANADIAN NATIONAL RAIL Common 136375102  68240  851403   SHS Sole None   851403
CANADIAN NATURAL RESOU Common 136385101  131223 3439661  SHS Sole None   3439661
ENBRIDGE INC           Common 29250N105  3997   104925   SHS Sole None   104925
ENCANA CORP            Common 292505104  107567 5694370  SHS Sole None   5694370
GOLDCORP INC           Common 380956409  76226  1686039  SHS Sole None   1686039
IMPERIAL OIL LTD       Common 453038408  114332 2518879  SHS Sole None   2518879
MAGNA INTERNATIONAL CL ClassA 559222401  107288 3155539  SHS Sole None   3155539
MANULIFE FINANCIAL COR Common 56501R106  76772  7075715  SHS Sole None   7075715
OPEN TEXT CORP         Common 683715106  37429  716612   SHS Sole None   716612
POTASH CORP            Common 73755L107  205686 4884503  SHS Sole None   4884503
PRECISION DRILLING TRU Common 740215108  92725  8830906  SHS Sole None   8830906
RESEARCH IN MOTION     Common 760975102  29985  2025984  SHS Sole None   2025984
ROYAL BANK OF CANADA   Common 780087102  230913 4442337  SHS Sole None   4442337
SHAW COMMUNICATIONS IN ClassB 82028K200  39625  1956800  SHS Sole None   1956800
SUNCOR ENERGY INC      Common 8677229106 190290 6476853  SHS Sole None   6476853
TALISMAN ENERGY INC    Common 87425E103  91329  7036166  SHS Sole None   7036166
TECK RESOURCES LTD. CL classB 878742204  117348 3267850  SHS Sole None   3267850
THOMSON REUTERS COPR   Common 884903105  88410  3246785  SHS Sole None   3246785
TORONTO-DOMINION BANK  Common 891160509  332933 4364039  SHS Sole None   4364039
ACCENTURE PLC - CL A   ClassA G1151C101  21363  401327   SHS Sole None   401327
ADOBE SYSTEMS INC      Common 00724F101  19866  702709   SHS Sole None   702709
AFLAC INC              Common 001055102  42537  983277   SHS Sole None   983277
ANADARKO PETROLEUM COR Common 032511107  45000  589540   SHS Sole None   589540
APPLIED MATERIALS INC  Common 038222105  37894  3538161  SHS Sole None   3538161
AUTOMATIC DATA PROCESS Common 053015103  43     800      SHS Sole None   800
BARRICK GOLD CORP      Common 067901108  27943  617529   SHS Sole None   617529
BEST BUY CO INC        Common 086516101  34049  1456932  SHS Sole None   1456932
BOEING CO              Common 097023105  61010  831768   SHS Sole None   831768
CHESAPEAKE ENERGY CORP Common 165167107  23280  1044414  SHS Sole None   1044414
DELL INC.              Common 24702R101  29502  2016535  SHS Sole None   2016535
FLUOR CORP             Common 343412102  27432  545904   SHS Sole None   545904
FREEPORT-MCMORAN COPPE Common 35671D857  33371  907076   SHS Sole None   907076
GARMIN LTD             Common H2906T109  45189  1135114  SHS Sole None   1135114
GOLDMAN SACHS GROUP IN Common 38141G104  42655  471689   SHS Sole None   471689
HARMAN INTERNATIONAL   Common 413086109  30536  802746   SHS Sole None   802746
INTEL CORP             Common 458140100  41552  1713481  SHS Sole None   1713481
JOHNSON & JOHNSON      Common 478160104  52574  801672   SHS Sole None   801672
JPMORGAN CHASE & CO    Common 46625H100  39513  1188371  SHS Sole None   1188371
MARATHON PETROLEUM COR Common 56585A102  12644  379823   SHS Sole None   379823
MCGRAW-HILL COMPANIES  Common 580645109  33165  737486   SHS Sole None   737486
MICROSOFT CORPORATION  Common 594918104  71502  2754309  SHS Sole None   2754309
MONSANTO CO            Common 61166W101  66310  946333   SHS Sole None   946333
NABORS INDUSTRIES LTD  Common G6359F103  22922  1321917  SHS Sole None   1321917
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  28401  389800   SHS Sole None   389800
ORACLE CORP            Common 68389X105  13881  541159   SHS Sole None   541159
PFIZER INC             Common 717081103  2      100      SHS Sole None   100
PROCTER & GAMBLE       Common 742718109  27033  405227   SHS Sole None   405227
PROSHARES ULTRA MSCI J Common 74347X708  5      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  20067  366857   SHS Sole None   366857
SANDISK CORPORATION    Common 80004C101  26212  532650   SHS Sole None   532650
SANDRIDGE ENERGY INC.  Common 80007P307  4      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  49354  722506   SHS Sole None   722506
SPDR TRUST SERIES 1    Common 78462F103  23     187      SHS Sole None   187
SPECTRA ENERGY CORP    Common 847560109  44158  1436037  SHS Sole None   1436037
STATE STREET CORP      Common 857477103  34275  850287   SHS Sole None   850287
SUNCOR ENERGY INC      Common 867224107  27747  962452   SHS Sole None   962452
THE MOSAIC CO          Common 61945C103  31847  631510   SHS Sole None   631510
THE WALT DISNEY CO.    Common 254687106  41835  1115593  SHS Sole None   1115593
VANGUARD HIGH YIELD CO Common 922031760  191    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  493    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  935    79441    SHS Sole None   79441
WELLS FARGO & COMPANY  Common 949746101  51357  1863462  SHS Sole None   1863462